GENERAL (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule Of Minority Interest [Table Text Block]
The following table presents certain information regarding the control and ownership of Formula's significant subsidiaries and affiliates, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership
	and control
	December 31,
	2012	2013
Name of subsidiary (affiliate)

Matrix	50.1	50.1
Magic	52.3	51.6
Sapiens*	56.6	48.6

*)      From August 21, 2011 until January 27, 2012, and from November 19, 2013 until December 31, 2013 Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.